Cash Flow Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cash Flow Information
33. Cash Flow Information
A reconciliation of liabilities arising from financing activities for the year ended December 31, 2019, is as follows:

	Revolving			Software	Dividends
	Credit	Term	Lease	Financing	to
	Facility	Loan	Liabilities	Obligations	Shareholders	Total
	$	$	$	$	$	$

January 1, 2019	528.6	308.8	645.0	19.5	15.4	1,517.3
Statement of cash flows
Proceeds	163.4		50.4	-	-	213.8
Repayments or payments	(243.7)		(116.7)	(12.3)	(64.0)	(436.7)
Non-cash changes
Foreign exchange	(0.3)		(16.0)	(0.8)	-	(17.1)
Additions and modifications	-		125.8	8.4	-	134.2
Dividends declared	-		-	-	64.7	64.7
Other	-	(0.3)	0.4	0.9	-	1.0

December 31, 2019	448.0	308.5	688.9	15.7	16.1	1,477.2